Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	SPHERIX INC
Entity Central Index Key	0000012239
Document Type	8-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false